Cover	Jun. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2026
Entity File Number	001-36492
Entity Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Entity Central Index Key	0000008504
Entity Tax Identification Number	88-0422242
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	505 Century Pkwy #250
Entity Address, City or Town	Allen
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75013
City Area Code	(214)
Local Phone Number	667-7118
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UAVS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false